Credit Risk - Summary of Residential Mortgages by Interest Rate Profile (Detail) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 169,801	£ 165,356
Percentage of residential mortgage loans	100.00%	100.00%
Fixed Rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 136,045	£ 128,798
Percentage of residential mortgage loans	80.00%	78.00%
Variable Rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 21,152	£ 22,116
Percentage of residential mortgage loans	13.00%	13.00%
Standard Variable Rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,682	£ 14,124
Percentage of residential mortgage loans	6.00%	9.00%
Follow On Rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,922	£ 318
Percentage of residential mortgage loans	1.00%	0.00%